Income taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax
Tax rate	25.00%	25.00%	25.00%	25.00%
Withholding income tax for dividends, which arise from profits of foreign invested enterprises	10.00%
Threshold ownership percentage for reduction in withholding tax rate	25.00%
Income tax expense	¥ 15,406,551	$ 2,110,689	¥ 1,068,958	¥ 3,487,038
Operating loss carry forwards	¥ 1,050,262,051		¥ 2,434,721,831	¥ 2,695,640,682
Minimum
Income Tax
Withholding tax rate is reduced to (for foreign investor qualifies as the beneficial owner)	5.00%
Maximum
Income Tax
Withholding tax rate is reduced to (for foreign investor qualifies as the beneficial owner)	10.00%
Hong Kong
Income Tax
Tax rate	16.50%	16.50%
China
Income Tax
Tax rate	25.00%	25.00%
Reduction in uniform tax rate (as a percent)				50.00%
Percentage of research and development expenses entitled to claim tax deductible expenses				175.00%	175.00%	175.00%	175.00%	175.00%
Tax liability limitation threshold	¥ 100,000